Financial risk management objectives and policies - Capital management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Net debt position	$ 22,923	$ 24,322
Borrowings	29,232	30,781	$ 20,380
Repayments of borrowings, classified as financing activities	1,271	$ 4,759	$ 1,609
Increase (decrease) in net debt	(1,399)
Bond, 2.75% maturing 2022
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 1,000
Borrowings, interest rate	2.75%
Floating rate notes maturing 2022
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 250